Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0002084222
Registrant Name	WPP 2025 LLC
Registration File Number	333-294468-03
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A